Supplementary Oil And Gas Information (Results Of Operations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas revenues, net of royalties and transportation	$ 4,719,000,000	$ 4,109,000,000	$ 4,918,000,000
Operating costs, production and mineral taxes and accretion of asset retirement obligations	853,000,000	970,000,000	887,000,000
Depreciation, depletion and amortization	1,617,000,000	1,419,000,000	1,850,000,000
Results of Operations, Impairment of Oil and Gas Properties			4,664,000,000
Operating income (loss)	2,249,000,000	1,720,000,000	(2,483,000,000)
Income taxes	649,000,000	507,000,000	(814,000,000)
Results of operations	1,600,000,000	1,213,000,000	(1,669,000,000)
Canada [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas revenues, net of royalties and transportation	2,475,000,000	2,068,000,000	2,205,000,000
Operating costs, production and mineral taxes and accretion of asset retirement obligations	355,000,000	419,000,000	397,000,000
Depreciation, depletion and amortization	625,000,000	601,000,000	748,000,000
Results of Operations, Impairment of Oil and Gas Properties			1,822,000,000
Operating income (loss)	1,495,000,000	1,048,000,000	(762,000,000)
Income taxes	376,000,000	264,000,000	(191,000,000)
Results of operations	1,119,000,000	784,000,000	(571,000,000)
United States [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas revenues, net of royalties and transportation	2,244,000,000	2,041,000,000	2,713,000,000
Operating costs, production and mineral taxes and accretion of asset retirement obligations	498,000,000	551,000,000	490,000,000
Depreciation, depletion and amortization	992,000,000	818,000,000	1,102,000,000
Results of Operations, Impairment of Oil and Gas Properties			2,842,000,000
Operating income (loss)	754,000,000	672,000,000	(1,721,000,000)
Income taxes	273,000,000	243,000,000	(623,000,000)
Results of operations	$ 481,000,000	$ 429,000,000	$ (1,098,000,000)